OTHER OPERATING EXPENSE (Details) - USD ($)	12 Months Ended
	Jun. 26, 2021	Jun. 27, 2020
Research and Development [Abstract]
Loss on Disposals of Assets	$ 581,051	$ (7,331,288)
Restructuring and Reorganization Expense	5,038,182	6,269,153
Loss on Settlement of Accounts Payable	574,877	314,242
Gain on Lease Terminations	(17,748,368)	(319,163)
Gain on Disposal of Assets Held For Sale	(12,338,123)	(8,439,967)
Other (Income) Expense	(806,921)	390,909
Total Other Operating Income	$ (24,699,302)	$ (9,116,114)